Shareholder Fees	Dec. 31, 2025
Brookfield Global Listed Real Estate Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Brookfield Global Listed Real Estate Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Brookfield Global Listed Real Estate Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Brookfield Global Listed Infrastructure Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Brookfield Global Listed Infrastructure Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
Brookfield Global Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Brookfield Next Generation Infrastructure Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Brookfield Next Generation Infrastructure Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[6]
Brookfield Next Generation Infrastructure Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Oaktree Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[7]
Oaktree Emerging Markets Equity Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[8]
Oaktree Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[2]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
[3]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[4]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
[5]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[6]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
[7]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[8]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.